Advances for Vessel Acquisition and Vessels under Construction (Tables)	12 Months Ended
Dec. 31, 2012
Advances For Assets Acquisition And Assets Under Construction [Abstract]
Advances for Vessel Acquisition and Vessls under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2011	$99,014
Advances paid, including capitalized expenses and interest	161,042
Transferred to vessel cost	(137,749)
Balance, December 31, 2011	$122,307
Advances paid, including capitalized expenses and interest	136,902
Asset purchase cancellation	(32,412)
Transferred to vessel cost	(186,895)
Balance, December 31, 2012	$39,902